Commitments and Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Commitments And Contingencies Disclosure [Abstract]
Accrued expenses	¥ 18,145	$ 2,586	¥ 38,605